Company Overview (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2019	Mar. 31, 2020
Nature of Operations [Line Items]
Face amount of the debt		$ 95.0
Sprott Credit Agreement
Nature of Operations [Line Items]
Face amount of the debt			$ 110.0
Amount expected to be drawn at closing			70.0
Assumed New Subordinated Notes
Nature of Operations [Line Items]
Face amount of the debt			80.0
1.25 Lien Notes
Nature of Operations [Line Items]
Face amount of the debt		18.0
Proceeds from issuance of notes	$ 18.0	$ 77.2
Minimum
Nature of Operations [Line Items]
Unrestricted and available cash on hand at closing			$ 50.0
Gold and Silver | Operating revenues | Product concentration
Nature of Operations [Line Items]
Concentration percentage		100.00%